Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,008		$ 10,754
Accumulated depreciation	(5,915)		(5,551)
Total	8,093		5,203
Depreciation of property and equipment	435	$ 391
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,669		7,221
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,339		$ 3,543